N-4	Apr. 21, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Metropolitan Life Separate Account E
Entity Central Index Key	0000744043
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2025
Amendment Flag	false
Gold Track Select Prospectus
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money from the Contract less than 10 Contract
Years after You purchased the Contract, You may be assessed a withdrawal charge of up to 5% of Contract Value withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Fees
Are there Transaction Charges?
Yes. In addition to withdrawal charges, You also may be charged for other transactions such as charges for transferring Account Value among Divisions, between the Divisions and the Registered Fixed
Account Option, taking a loan, making a withdrawal under the
Variable Liquidity Benefit as well as any applicable premium tax charge.
Although we do not currently charge a fee for transfers of Account
Value among Divisions or between the Divisions and the Registered
Fixed Account Option, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer.
Fees
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.30%(1)	1.30%(1)
	Portfolio fees and expenses	0.28%(2)	1.37%(2)
(1)
As a percentage of your Contract Value. The maximum Base
Contract fee consists of a maximum Mortality & Expense Risk
Charge of 1.20% and a maximum Administrative Charge of
0.10%.
(2)
As a percentage of average daily net assets of the Portfolios.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$609	$2,804
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Portfolio fees
and expenses
● No optional benefits
● No sales charges
● No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ● 5% annual appreciation ● Most expensive Portfolio fees and expenses ● No sales charges ● No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are there Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money from the Contract less than 10 Contract
Years after You purchased the Contract, You may be assessed a withdrawal charge of up to 5% of Contract Value withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Fees

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are there Transaction Charges?
Yes. In addition to withdrawal charges, You also may be charged for other transactions such as charges for transferring Account Value among Divisions, between the Divisions and the Registered Fixed
Account Option, taking a loan, making a withdrawal under the
Variable Liquidity Benefit as well as any applicable premium tax charge.
Although we do not currently charge a fee for transfers of Account
Value among Divisions or between the Divisions and the Registered
Fixed Account Option, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer.
Fees

Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.30%(1)	1.30%(1)
	Portfolio fees and expenses	0.28%(2)	1.37%(2)
(1)
As a percentage of your Contract Value. The maximum Base
Contract fee consists of a maximum Mortality & Expense Risk
Charge of 1.20% and a maximum Administrative Charge of
0.10%.
(2)
As a percentage of average daily net assets of the Portfolios.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$609	$2,804
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Portfolio fees
and expenses
● No optional benefits
● No sales charges
● No additional purchase
payments, transfers or
withdrawals
Assumes: ●Investment of $100,000 ● 5% annual appreciation ● Most expensive Portfolio fees and expenses ● No sales charges ● No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	(1) As a percentage of your Contract Value. The maximum Base Contract fee consists of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.37%
Investment Options Footnotes [Text Block]	(2) As a percentage of average daily net assets of the Portfolios.
Lowest Annual Cost [Dollars]	$ 609
Highest Annual Cost [Dollars]	$ 2,804
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
● Amounts withdrawn from the Contract may result in surrender charges, tax, and tax penalties.
● Withdrawal charges may apply for up to 9 Contract years after You purchase the Contract. Withdrawal charges will reduce the value of your Contract if You withdraw money during that time.
● The benefits of tax deferral mean that the Contract is more beneficial to investors with a long time horizon.
● Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
● An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
● Each investment option (including under the Registered Fixed
Account Option) will have its own unique risks.
●  You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract (including under the Registered
Fixed Account Option) is subject to the risks related to the
Company. Any obligations, guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the
Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account.
However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes. Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, we reserve the right to impose a transfer fee of $10 for each transfer. We reserve the right to add, remove or substitute Portfolios. The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.● There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).● If your Contract was purchased through a tax-qualified plan or IRA, withdrawals will be subject to ordinary income tax. If your Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted. Transaction Fees
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	5%
Transfer Fee(2)	$10
Loan Initiation Fee(3)	$75
Variable Liquidity Benefit Charge(4)	5%
Premium Tax Charges(5)	3.50%
(1)The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year. (2)Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.(3)Loans will be charged an initial set-up fee of $75.(4)As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.(5)Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Portfolio fees and expenses. Annual Contract Expenses
Base Contract Expenses (as a percentage of average daily net assets of the Separate Account)*	1.30%
Loan Maintenance Fee (per loan outstanding paid quarterly)	$50
*This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that You own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract”at the back of this Prospectus. Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.37%
Certain Portfolios that have “Acquired Fund Fees and Expenses” may be “fund of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Transaction Expenses [Table Text Block]	Transaction Fees
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	5%
Transfer Fee(2)	$10
Loan Initiation Fee(3)	$75
Variable Liquidity Benefit Charge(4)	5%
Premium Tax Charges(5)	3.50%
(1)The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year. (2)Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.(3)Loans will be charged an initial set-up fee of $75.(4)As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.(5)Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Deferred Sales Load, Footnotes [Text Block]	The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year.
Exchange Fee, Current [Dollars]	$ 10
Exchange Fee, Footnotes [Text Block]	Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Base Contract Expenses (as a percentage of average daily net assets of the Separate Account)*	1.30%
Loan Maintenance Fee (per loan outstanding paid quarterly)	$50
*This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.28%	1.37%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of daily net assets)Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	1.37%
Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$7,570	$11,500	$16,192	$28,704
Minimum	$6,480	$8,199	$10,641	$17,381

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,570
Surrender Expense, 1 Year, Minimum [Dollars]	6,480
Surrender Expense, 3 Years, Maximum [Dollars]	11,500
Surrender Expense, 3 Years, Minimum [Dollars]	8,199
Surrender Expense, 5 Years, Maximum [Dollars]	16,192
Surrender Expense, 5 Years, Minimum [Dollars]	10,641
Surrender Expense, 10 Years, Maximum [Dollars]	28,704
Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,381
Annuitize Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,570	$7,900	$13,492	$28,704
Minimum	$1,480	$4,599	$7,941	$17,381

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,570
Annuitized Expense, 1 Year, Minimum [Dollars]	1,480
Annuitized Expense, 3 Years, Maximum [Dollars]	7,900
Annuitized Expense, 3 Years, Minimum [Dollars]	4,599
Annuitized Expense, 5 Years, Maximum [Dollars]	13,492
Annuitized Expense, 5 Years, Minimum [Dollars]	7,941
Annuitized Expense, 10 Years, Maximum [Dollars]	28,704
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,381
No Surrender Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
If you annuitize or do not surrender your Contract at the end of the applicable time period
Maximum	$2,570	$7,900	$13,492	$28,704
Minimum	$1,480	$4,599	$7,941	$17,381

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,570
No Surrender Expense, 1 Year, Minimum [Dollars]	1,480
No Surrender Expense, 3 Years, Maximum [Dollars]	7,900
No Surrender Expense, 3 Years, Minimum [Dollars]	4,599
No Surrender Expense, 5 Years, Maximum [Dollars]	13,492
No Surrender Expense, 5 Years, Minimum [Dollars]	7,941
No Surrender Expense, 10 Years, Maximum [Dollars]	28,704
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,381
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal. Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. Withdrawal Charges may apply to any withdrawal made less than 9 Contract years after You purchased the Contract. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon. Risk of Underlying Portfolio Companies. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Registered Fixed Account Option investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolio Companies available under your Contract is available in Appendix A to this Prospectus. Contract Termination. Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract. Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Registered Fixed Account Option), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions. Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract. Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract. Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods. Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Item 10. Benefits Available (N-4) [Text Block]	BENEFITS AVAILABLE UNDER THE CONTRACT The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds prior to age
75 are the greater of:
(1) the sum of all
purchase payments
adjusted for any
premium tax,
outstanding loan
amount, and prior
partial withdrawals; or
(2) your current
Account Balance. The
Contract's Death
Proceeds on or after
age 75 is your current
Account Balance.
		Standard	None	● Withdrawals or loans could significantly reduce the benefit.
Dollar Cost Averaging	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.	Standard	None
●You must have a
minimum total
Account Value of
$5,000 to enroll in
the DCA Program.
● The minimum
amount that may be
transferred through
this program is $400.
● Under the DCA
Program, automated
transfers from the
Registered Fixed
Account Option may
not deplete your
Registered Fixed
Account Option
value in less than
twelve months from
your enrollment in
the DCA Program.

Automatic Rebalancing	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.	Standard	None
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Option	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.	Standard	None
● Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of any annual
free withdrawal
allowance may be
subject to a
withdrawal charge.
● To elect systematic
withdrawals You
must have an
Account Value of at
least $5,000
●Withdrawals must be
at least $50.

Variable Liquidity Benefit	If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract	Optional	5%(1)	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
[1]Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the “The Annuity Period” section for a description of this benefit. *If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.
Benefits Available [Table Text Block]
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds prior to age
75 are the greater of:
(1) the sum of all
purchase payments
adjusted for any
premium tax,
outstanding loan
amount, and prior
partial withdrawals; or
(2) your current
Account Balance. The
Contract's Death
Proceeds on or after
age 75 is your current
Account Balance.
		Standard	None	● Withdrawals or loans could significantly reduce the benefit.
Dollar Cost Averaging	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.	Standard	None
●You must have a
minimum total
Account Value of
$5,000 to enroll in
the DCA Program.
● The minimum
amount that may be
transferred through
this program is $400.
● Under the DCA
Program, automated
transfers from the
Registered Fixed
Account Option may
not deplete your
Registered Fixed
Account Option
value in less than
twelve months from
your enrollment in
the DCA Program.

Automatic Rebalancing	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.	Standard	None
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Systematic Withdrawal Option	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.	Standard	None
● Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of any annual
free withdrawal
allowance may be
subject to a
withdrawal charge.
● To elect systematic
withdrawals You
must have an
Account Value of at
least $5,000
●Withdrawals must be
at least $50.

Variable Liquidity Benefit	If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract	Optional	5%(1)	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”

Name of Benefit [Text Block]	Name ofBenefit*
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefit*
Item 17. Portfolio Companies (N-4) [Text Block]	APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT The following is a list of Portfolio Companies available. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000259. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.§Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing. ##Prior to the opening of business on April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II. Registered Fixed Account Option The Registered Fixed Account option is available under the Contract. Please refer to the prospectus for the Registered Fixed Account option for additional information.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000259. You can also request this information at no cost by calling (800) 560-5001, by sending an email request to RCG@metlife.com, or through your registered representative. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and you should ask your employer for a list of available Portfolios. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Growth Fund* - Class 2 Capital Research and Management CompanySM	0.66%	13.68%	9.76%	10.74%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C) Brighthouse Investment Advisers, LLC	0.99%	14.57%	8.76%	8.81%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	11.60%	7.00%	7.21%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.94%	9.12%	5.44%	5.78%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	31.99%	16.00%	15.07%
US Fixed Income	BlackRock High Yield Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	8.42%	4.67%	5.28%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	5.11%	2.34%	1.68%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.98%	13.39%	8.97%	8.74%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.91%	3.85%	2.11%	2.99%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	5.83%	3.75%	4.43%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	7.96%	5.57%	5.96%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.94%	10.80%	7.35%	7.46%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.08%	8.10%	7.00%	7.82%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	21.51%	13.34%	12.29%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	0.66%	1.87%	3.38%
US Equity	ClearBridge Variable Appreciation Portfolio - Class I Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.70%	22.65%	12.78%	11.99%
US Equity	ClearBridge Variable Dividend Strategy Portfolio - Class I Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.75%	16.85%	10.85%	10.64%
US Equity	ClearBridge Variable Large Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.74%	27.89%	14.75%	14.58%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
US Equity	Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.81%	33.45%	16.74%	13.33%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	7.40%	4.89%	5.76%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.73%	8.28%	5.52%	6.27%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.76%	9.14%	6.25%	7.03%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.84%	12.81%	8.83%	8.68%
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.55%	9.06%	8.79%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.61%	9.07%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.86%	13.53%	9.08%	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class D Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	17.64%	8.45%	9.80%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	-4.73%	1.84%	3.53%
US Equity	Invesco Comstock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	14.73%	11.42%	9.39%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	16.15%	9.43%	9.82%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	16.59%	7.46%	8.47%
US Equity	Janus Henderson Enterprise Portfolio - Service Shares Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
US Equity	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.77%	9.20%	8.70%	7.00%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	34.13%	18.04%	11.87%
US Equity	Macquarie VIP Small Cap Value Series§ - Standard Class Delaware Management Company, a series of Macquarie Investment Management Business Trust Subadviser: Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited	0.74%	11.32%	7.15%	7.60%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	13.28%	9.72%	9.08%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.66%	7.48%	2.45%	4.27%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	2.95%	3.87%	5.23%
Allocation	MFS® Total Return Portfolio* - Class F Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	7.57%	5.94%	6.29%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	11.66%	7.96%	8.61%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS® Value Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	17.18%	11.06%	8.94%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.81%	2.53%	2.12%	2.26%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.84%	2.43%	-0.14%	1.43%
International Equity	SSGA Emerging Markets Enhanced Index Portfolio*## - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	11.41%	3.02%	—
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	29.98%	13.12%	13.61%
US Equity	T. Rowe Price Large Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	11.11%	8.41%	8.45%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	13.20%	8.05%	9.82%
International Equity	Templeton Developing Markets VIP Fund*§ - Class 2 Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.36%	7.67%	0.88%	3.98%
International Equity	Templeton Foreign VIP Fund* - Class 2 Templeton Investment Counsel, LLC	1.06%	-1.00%	2.60%	2.38%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	9.78%	10.75%	8.31%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	2.34%	0.24%	1.19%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Gold Track Select Prospectus | InvestmentRiskMember
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).● Each investment option (including under the Registered Fixed Account Option) will have its own unique risks.●You should review these investment options before making an investment decision.
Gold Track Select Prospectus | InsuranceCompanyRisksMember
Prospectus:
Risk [Text Block]	An investment in the Contract (including under the Registered Fixed Account Option) is subject to the risks related to the Company. Any obligations, guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Gold Track Select Prospectus | MarketRiskMember
Prospectus:
Principal Risk [Text Block]	Market Risk. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.
Gold Track Select Prospectus | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If You withdraw early, You may have to pay a Withdrawal Charge and/or income taxes, including a tax penalty if You are younger than age 59 1∕2. Withdrawal Charges may apply to any withdrawal made less than 9 Contract years after You purchased the Contract. Withdrawal Charges will reduce the value of your Contract if You withdraw money during that time. The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
Gold Track Select Prospectus | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Principal Risk [Text Block]	Risk of Underlying Portfolio Companies. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies). Each investment option (including the Registered Fixed Account Option investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in the Account Balance of your Contract resulting from the performance of the Portfolios You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolio Companies available under your Contract is available in Appendix A to this Prospectus.
Gold Track Select Prospectus | ContractTerminationMember
Prospectus:
Principal Risk [Text Block]	Contract Termination. Subject to certain limitations, if your Account Balance falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.
Gold Track Select Prospectus | RisksAssociatedwiththeCompanyMember
Prospectus:
Principal Risk [Text Block]	Insurance Company Risk. An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Registered Fixed Account Option), guarantees, or benefits, including any death benefit, are subject to the financial strength and claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
Gold Track Select Prospectus | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk. Subject to applicable law, we have the right to make certain changes to your Contract. Examples of the changes we may make include: (i) operating the Separate Account in any form permitted by law; (ii) taking any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted; (iii) transferring any assets in a Division to another Division, or to one or more Separate Accounts, or to our general account, or adding, combining or removing Divisions in the Separate Account; (iv) substituting Portfolio shares in any Division, with the shares of another class of Brighthouse Trust I, Brighthouse Trust II, or the shares of another investment company or any other investment permitted by law; (v) changing the way we assess charges, but without increasing the maximum aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Contracts; and (vi) making any necessary technical changes in the Contracts in order to conform with any of the above-described actions.
Gold Track Select Prospectus | ConflictsofInterestMember
Prospectus:
Principal Risk [Text Block]	Conflicts of Interest. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own your existing Contract.
Gold Track Select Prospectus | SuitabilityMember
Prospectus:
Principal Risk [Text Block]	Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.
Gold Track Select Prospectus | TaxationRiskMember
Prospectus:
Principal Risk [Text Block]	Taxation Risk. Although the provisions of the Internal Revenue Code (the “Code”) relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult their own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.
Gold Track Select Prospectus | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Contract Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Gold Track Select Prospectus | PandemicsandOtherPublicHealthIssuesandOtherEventsMember
Prospectus:
Principal Risk [Text Block]	Pandemics and Other Public Health Issues and Other Events. Pandemics and other public health issues or other events, and governmental, business and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Gold Track Select Prospectus | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Gold Track Select Prospectus | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Gold Track Select Prospectus | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.● Amounts withdrawn from the Contract may result in surrender charges, tax, and tax penalties.● Withdrawal charges may apply for up to 9 Contract years after You purchase the Contract. Withdrawal charges will reduce the value of your Contract if You withdraw money during that time.● The benefits of tax deferral mean that the Contract is more beneficial to investors with a long time horizon.● Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age 59 1∕2.
Gold Track Select Prospectus | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds Global Growth Fund* - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	9.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Gold Track Select Prospectus | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.61%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	16.58%
Gold Track Select Prospectus | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	24.23%
Average Annual Total Returns, 5 Years [Percent]	13.01%
Average Annual Total Returns, 10 Years [Percent]	12.20%
Gold Track Select Prospectus | AmericanFundsAggressiveAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Aggressive Allocation Portfolio - Class C (formerly known as American Funds® Growth Allocation Portfolio - Class C)
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Gold Track Select Prospectus | AmericanFundsBalancedAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Balanced Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Gold Track Select Prospectus | AmericanFundsModerateAllocationPortfolioClassCMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds® Moderate Allocation Portfolio - Class C
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Gold Track Select Prospectus | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	1.51%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.66%
Gold Track Select Prospectus | BlackRockCapitalAppreciationPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	31.99%
Average Annual Total Returns, 5 Years [Percent]	16.00%
Average Annual Total Returns, 10 Years [Percent]	15.07%
Gold Track Select Prospectus | BlackRockHighYieldPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Gold Track Select Prospectus | BlackRockUltraShortTermBondPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	5.11%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Gold Track Select Prospectus | BrighthouseAssetAllocation100PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Gold Track Select Prospectus | BrighthouseAssetAllocation20PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	2.99%
Gold Track Select Prospectus | BrighthouseAssetAllocation40PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Gold Track Select Prospectus | BrighthouseAssetAllocation60PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Gold Track Select Prospectus | BrighthouseAssetAllocation80PortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	7.46%
Gold Track Select Prospectus | BrighthouseSmallCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Gold Track Select Prospectus | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Gold Track Select Prospectus | BrighthouseWellingtonCoreEquityOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Gold Track Select Prospectus | BrighthouseWellingtonLargeCapResearchPortfolioClassEMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.51%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Gold Track Select Prospectus | CBREGlobalRealEstatePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	0.66%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Gold Track Select Prospectus | ClearBridgeVariableAppreciationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	22.65%
Average Annual Total Returns, 5 Years [Percent]	12.78%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Gold Track Select Prospectus | ClearBridgeVariableDividendStrategyPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Dividend Strategy Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Gold Track Select Prospectus | ClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	27.89%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Gold Track Select Prospectus | ClearBridgeVariableSmallCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Gold Track Select Prospectus | ContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
Gold Track Select Prospectus | Freedom2020PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	5.76%
Gold Track Select Prospectus | Freedom2025PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2025 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Gold Track Select Prospectus | Freedom2030PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Gold Track Select Prospectus | Freedom2040PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Gold Track Select Prospectus | Freedom2050PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	8.79%
Gold Track Select Prospectus | Freedom2055PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2055 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	9.07%
Gold Track Select Prospectus | Freedom2060PortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Gold Track Select Prospectus | FrontierMidCapGrowthPortfolioClassDMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio* - Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Gold Track Select Prospectus | HarrisOakmarkInternationalPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(4.73%)
Average Annual Total Returns, 5 Years [Percent]	1.84%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Gold Track Select Prospectus | InvescoComstockPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Gold Track Select Prospectus | InvescoGlobalEquityPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Gold Track Select Prospectus | InvescoSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.59%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Gold Track Select Prospectus | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio - Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
Gold Track Select Prospectus | JennisonGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Jennison Growth Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	30.28%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	16.37%
Gold Track Select Prospectus | JPMorganSmallCapValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Gold Track Select Prospectus | LoomisSaylesGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	34.13%
Average Annual Total Returns, 5 Years [Percent]	18.04%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Gold Track Select Prospectus | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series§ - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Gold Track Select Prospectus | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	0.89%
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Gold Track Select Prospectus | MetLifeMidCapStockIndexPortfolioClassGMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class G
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Gold Track Select Prospectus | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.32%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	5.04%
Gold Track Select Prospectus | MetLifeMultiIndexTargetedRiskPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MetLife Multi-Index Targeted Risk Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Gold Track Select Prospectus | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	7.78%
Gold Track Select Prospectus | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	24.67%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	12.82%
Gold Track Select Prospectus | MFSResearchInternationalPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.95%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.23%
Gold Track Select Prospectus | MFSTotalReturnPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Gold Track Select Prospectus | MFSValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Gold Track Select Prospectus | MFSValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	MFS® Value Portfolio*§ - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Gold Track Select Prospectus | MidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Mid Cap Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Gold Track Select Prospectus | NeubergerBermanGenesisPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Gold Track Select Prospectus | PIMCOInflationProtectedBondPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	2.53%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	2.26%
Gold Track Select Prospectus | PIMCOTotalReturnPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
Gold Track Select Prospectus | SSGAEmergingMarketsEnhancedIndexPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	SSGA Emerging Markets Enhanced Index Portfolio*## - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Gold Track Select Prospectus | TRowePriceLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	29.98%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	13.61%
Gold Track Select Prospectus | TRowePriceLargeCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Gold Track Select Prospectus | TRowePriceSmallCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	9.82%
Gold Track Select Prospectus | TempletonDevelopingMarketsVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund*§ - Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Gold Track Select Prospectus | TempletonForeignVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund* - Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Gold Track Select Prospectus | VictorySycamoreMidCapValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Name [Text Block]	Victory Sycamore Mid Cap Value Portfolio* - Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Gold Track Select Prospectus | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	2.95%
Gold Track Select Prospectus | WesternAssetManagementUSGovernmentPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio* - Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	2.34%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	1.19%
Gold Track Select Prospectus | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	DollarCostAveraging
Purpose of Benefit [Text Block]	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●You must have a minimum total Account Value of $5,000 to enroll in the DCA Program.● The minimum amount that may be transferred through this program is $400.● Under the DCA Program, automated transfers from the Registered Fixed Account Option may not deplete your Registered Fixed Account Option value in less than twelve months from your enrollment in the DCA Program.
Name of Benefit [Text Block]	DollarCostAveraging
Operation of Benefit [Text Block]	Dollar Cost Averaging Dollar Cost Averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to certain Divisions on a monthly or quarterly basis during the Accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Division if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss. You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program. You may establish pre-authorized transfers of Contract Value from the Registered Fixed Account Option subject to certain restrictions. Under the DCA Program, automated transfers from the Registered Fixed Account Option may not deplete your Registered Fixed Account Option value in less than twelve months from your enrollment in the DCA Program. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Registered Fixed Account Option. You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you terminate your participation in automated investment strategies which have allocations to specific Divisions, You will remain invested in the same Divisions until You request allocation to different Divisions. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Divisions over the remainder of that program transfer period, unless You direct otherwise. All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Divisions. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. We may terminate your participation in the DCA Program upon notification of your death.
Calculation Method of Benefit [Text Block]	For example, if You elected the Dollar Cost Averaging and selected $12,000 of Account Value to be transferred from one specified Division to another specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.
Gold Track Select Prospectus | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing This investment strategy allows You to automatically reallocate your Account Value among the elected Divisions to return the allocation to the percentages You specify. This rebalancing occurs annually after the close of business on your Contract anniversary or after the close of business on the next business day following your Contract anniversary should your Contract anniversary fall on a non-business day (holiday or weekend). Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.
Gold Track Select Prospectus | SystematicWithdrawalOptionMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of any annual free withdrawal allowance may be subject to a withdrawal charge.● To elect systematic withdrawals You must have an Account Value of at least $5,000●Withdrawals must be at least $50.
Name of Benefit [Text Block]	Systematic Withdrawal Option
Operation of Benefit [Text Block]	Systematic Withdrawals Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable withdrawal charge. To elect systematic withdrawals You must have a Account Balance of at least $5,000 and You must make the election on the form we provide. We will surrender Accumulation Units pro rata from all Divisions and the Registered Fixed Account Option in which You have an interest, unless You instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of your death. We reserve the right to discontinue offering systematic withdrawals.
Calculation Method of Benefit [Text Block]	For example, if You elect that you want to receive systematic withdrawals of $50 per month You will receive these payments until You decide you want to terminate the systematic withdrawal or until there is no more Account Balance. Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1∕2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.
Gold Track Select Prospectus | VariableLiquidityBenefitMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Name of Benefit [Text Block]	VariableLiquidityBenefit
Purpose of Benefit [Text Block]	If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
Name of Benefit [Text Block]	VariableLiquidityBenefit
Operation of Benefit [Text Block]	Variable Liquidity Benefit This benefit is only offered with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.” The variable liquidity benefit is an option that provides the ability to take additional withdrawals during the annuitization phase. For example, any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). If a Contract Owner is currently receiving income payments, they may take a distribution outside the scope of their annuitization. A withdrawal charge of up to 5% may apply for any such distribution from the Contract. The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
Gold Track Select Prospectus | LoansMember
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 75
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans will be charged an initial set-up fee of $75.
Other Annual Expense, Maximum [Dollars]	$ 50
Gold Track Select Prospectus | PremiumTaxMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
Gold Track Select Prospectus | AnnualAutomaticPortfolioRebalancingMember
Prospectus:
Calculation Method of Benefit [Text Block]	For example, if You allocated 25% to each among four Divisions, at close of business on the next business day following your Contract anniversary should your Contract anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that 25% of your Contract's Account Value is in each Division. The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Contract.
Gold Track Select Prospectus | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	BasicDeathBenefit
Purpose of Benefit [Text Block]	The Contract’s Death Proceeds prior to age 75 are the greater of: (1) the sum of all purchase payments adjusted for any premium tax, outstanding loan amount, and prior partial withdrawals; or (2) your current Account Balance. The Contract's Death Proceeds on or after age 75 is your current Account Balance.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals or loans could significantly reduce the benefit.
Name of Benefit [Text Block]	BasicDeathBenefit
Operation of Benefit [Text Block]	DEATH BENEFIT Before the Maturity Date, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which our Administrative Office receives Due Proof of Death and instructions for payment in Good Order (“Death Report Date”). Until the Beneficiary (or the first Beneficiary, if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Divisions and is subject to investment risks. We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Account Value and the total Purchase Payments attributable to You under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the Account Balance and total Purchase Payments attributable to the Participant under the unallocated Contract. Death Benefit Proceeds Prior to the Maturity Date Allocated Contract. If You die before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of: (a)Your Account Value; or (b)the total Purchase Payments in your Account Value, less any applicable Premium Tax, minus outstanding loan amounts and prior withdrawals (including any applicable previously imposed withdrawal charges) as of the date we receive Due Proof of Death. If You die on or after age 75 and before the Maturity Date, we will pay the Beneficiary the Account Value, less any applicable Premium Tax or outstanding loan amounts as of the date we receive Due Proof of Death. Unallocated Contract. (This death benefit is available only with our consent and by endorsement to the Contract.) The unallocated Contract provides that, in the event You die before the selected Maturity Date, or your attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of: (a)the Account Value attributable to You; or (b)the total Purchase Payments attributable to You, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death. If You die on or after attainment of age 75 and before the Maturity Date, we will pay the Beneficiary the Account Value attributable to the Participant under the Contract, less any applicable Premium Tax and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death. For example, if You die before reaching age 75 prior to the Maturity Date with an Account Value of $100,000 and total Purchase Payments of $80,000 we will pay the Beneficiary $100,000 less any Premium Tax, outstanding loans and prior withdrawals. For example, if You die on or after age 75 before the Maturity Date with an Account Value of $100,000 we will pay the Beneficiary $100,000 less any Premium Tax, outstanding loans and prior withdrawals. Payment of Proceeds We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in lump sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If we are notified of your death before any requested transaction is completed (which may include transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), we may cancel the request. As described above, the death benefit is determined on the Death Report Date.
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes
Beneficiary	No death proceeds are payable; Contract continues.	N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A
*For deaths or annuitizations on or before 12/31/19 certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within five years of death. If mandatory distributions have begun, the five year payout option is not available For deaths or annuitizations after 12/31/19 spousal Beneficiaries and other Eligible Designated Beneficiaries must begin taking distributions based on his/her life expectancy within one year of death or take a complete distribution of the Contract proceeds within ten (10) years of death. Non-Eligible Designated Beneficiaries must take a complete distribution of the Contract proceeds within ten (10) years of death. Death Proceeds after the Maturity Date If the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan. Total Control Account If your Contract was issued in connection with a 403(b) Plan, your Beneficiary may elect to have the Contract’s death benefit proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. For Contracts issued in connection with a 403(b) Plan, You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You, subject to our current established administrative procedures and requirements. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.